Supplementary oil and gas information	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Supplementary oil and gas information
3.7     Supplementary oil and gas information – unaudited
In accordance with the requirements of the Financial Accounting Standards Board (FASB) Accounting Standard Codification ‘Extractive
Activities-Oil
and Gas’ (Topic 932) and SEC requirements set out in Subpart 1200 of Regulation
S-K,
the Group is presenting certain disclosures about its oil and gas activities. These disclosures are presented below as supplementary oil and gas information, in addition to information disclosed in section 1.17.1 ‘Petroleum’ and section 4.6.1 ‘Petroleum reserves’.
The information set out in this section is referred to as unaudited as it is not included in the scope of the audit opinion of the independent auditor on the Financial Statements, refer to section 3.6 ‘Independent Auditors’ reports’.
Reserves and production
Proved oil and gas reserves and net crude oil and condensate, natural gas, LNG and NGL production information is included in section 4.5.2 ‘Production – Petroleum’ and section 4.6.1 ‘Petroleum reserves’.
Capitalised costs relating to oil and gas production activities
The following table shows the aggregate capitalised costs relating to oil and gas exploration and production activities and related accumulated depreciation, depletion, amortisation and valuation provisions.

	Australia	United States	Other (1)	Total
	US$M	US$M	US$M	US$M
Capitalised cost
2021
Unproved propertie s	–	754	580	1,334
Proved properties	17,882	13,210	1,972	33,064

Total costs	17,882	13,964	2,552	34,398
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(12,720)	(8,329)	(1,483)	(22,532)

Net capitalised cost s	5,162	5,635	1,069	11,866

2020
Unproved properties	10	808	576	1,394
Proved properties	17,079	12,538	1,743	31,360

Total costs	17,089	13,346	2,319	32,754
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(11,423)	(8,726)	(1,370)	(21,519)

Net capitalised costs	5,666	4,620	949	11,235

2019
Unproved properties	10	875	458	1,343
Proved properties	16,514	11,751	1,625	29,890

Total costs	16,524	12,626	2,083	31,233
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(10,867)	(8,339)	(1,302)	(20,508)

Net capitalised costs	5,657	4,287	781	10,725

(1)	Other is primarily comprised of Algeria, Mexico, and Trinidad and Tobago.
Costs incurred relating to oil and gas property acquisition, exploration and development activities
The following table shows costs incurred relating to oil and gas property acquisition, exploration and development activities (whether charged to expense or capitalised). Amounts shown include interest capitalised.

	Australia	United States (3)	Other (4)	Total
	US$M	US$M	US$M	US$M
2021
Acquisitions of proved property	–	642	–	642
Acquisitions of unproved property	–	19	–	19
Exploration (1)	23	166	310	499
Development	201	749	184	1,134

Total costs (2)	224	1,576	494	2,294

2020
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	38	6	44
Exploration (1)	38	278	370	686
Development	232	676	100	1,008

Total costs (2)	270	992	476	1,738

2019
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	5	–	5
Exploration (1)	44	190	492	726
Development	132	792	54	978

Total costs (2)	176	987	546	1,709

(1)	Represents gross exploration expenditure, including capitalised exploration expenditure, geological and geophysical expenditure and development evaluation costs charged to income as incurred.

(2)	Total costs include US$1,160 million (2020: US$1,178 million; 2019: US$1,275 million) capitalised during the year.

(3)	Total costs include Onshore US assets of US$ nil (2020: US$ nil; 2019: US$331 million).

(4)	Other is primarily comprised of Algeria, Canada, Mexico and Trinidad and Tobago.
Results of operations from oil and gas producing activities
The following information is similar to the disclosures in note 1 ‘Segment reporting’ in section 3.1, but differs in several respects as to the level of detail and geographic information. Amounts shown in the following table exclude financial income, financial expenses, and general corporate overheads. Further, the amounts shown below include Onshore US however the disclosures in note 1 ‘Segment reporting’ in Section 3.1 do not.
Income taxes were determined by applying the applicable statutory rates to pre-tax
income with adjustments for permanent differences and tax credits.

	Australia	United States (7)	Other (8)	Total
	US$M	US$M	US$M	US$M
2021
Oil and gas revenue (1)	2,272	1,244	368	3,884
Production costs	(487)	(267)	(93)	(847)
Exploration expenses	(23)	(164)	(305)	(492)
Depreciation, depletion, amortisation and valuation provision (2)	(1,210)	(489)	(113)	(1,812)
Production taxes (3)	(125)	–	(11)	(136)

	427	324	(154)	597
Accretion expense (4)	(89)	(22)	(7)	(118)
Income taxes	(46)	(78)	(115)	(239)
Royalty-related taxes (5)	11	–	–	11

Results of oil and gas producing activities (6)	303	224	(276)	251

2020
Oil and gas revenue (1)	2,535	1,101	350	3,986
Production costs	(575)	(161)	(80)	(816)
Exploration expenses	(37)	(271)	(252)	(560)
Depreciation, depletion, amortisation and valuation provision (2)	(906)	(476)	(75)	(1,457)
Production taxes (3)	(177)	(1)	(13)	(191)

	840	192	(70)	962
Accretion expense (4)	(78)	(24)	(10)	(112)
Income taxes	(275)	(35)	(157)	(467)
Royalty-related taxes (5)	(85)	–	–	(85)

Results of oil and gas producing activities (6)	402	133	(237)	298

2019
Oil and gas revenue (1)	3,404	2,675	610	6,689
Production costs	(752)	(568)	(118)	(1,438)
Exploration expenses	(44)	(162)	(229)	(435)
Depreciation, depletion, amortisation and valuation provision (2)	(917)	(621)	(103)	(1,641)
Production taxes (3)	(198)	–	(25)	(223)

	1,493	1,324	135	2,952
Accretion expense (4)	(80)	(34)	(13)	(127)
Income taxes	(530)	(193)	(267)	(990)
Royalty-related taxes (5)	(164)	–	–	(164)

Results of oil and gas producing activities (6)	719	1,097	(145)	1,671

(1)	Includes sales to affiliated companies of US$51 million (2020: US$62 million; 2019: US$75 million).

(2)	Includes valuation provision of US$101 million (2020: US$12 million; 2019: US$21 million).

(3)	Includes royalties and excise duty.

(4)	Represents the unwinding of the discount on the closure and rehabilitation provision.

(5)	Includes petroleum resource rent tax and petroleum revenue tax where applicable.

(6)
Amounts shown exclude financial income, financial expenses and general corporate overheads and, accordingly, do not represent all of the operations attributable to the Petroleum segment presented in note 1 ‘Segment reporting’ in section 3.1.

(7)	Results of oil and gas producing activities includes Onshore US assets of US$ nil (2020: US$ nil; 2019: US$431 million).

(8)	Other is primarily comprised of Algeria, Canada, Mexico, Trinidad and Tobago and the United Kingdom (divested 30 November 2018).
Standardised measure of discounted future net cash flows relating to proved oil and gas reserves (Standardised measure)
The following tables set out the standardised measure of discounted future net cash flows, and changes therein, related to the Group’s estimated proved reserves as presented in section 4.6.1 Petroleum reserves, and should be read in conjunction with that disclosure.
The analysis is prepared in compliance with FASB Oil and Gas Disclosure requirements, applying certain prescribed assumptions under Topic 932 including the use of unweighted average first-day-of-the-month
market prices for the previous
12-months,
year-end
cost factors, currently enacted tax rates and an annual discount factor of 10 per cent to year-end quantities of net proved reserves.
Certain key assumptions prescribed under Topic 932 are arbitrary in nature and may not prove to be accurate. The reserve estimates on which the Standard measure is based are subject to revision as further technical information becomes available or economic conditions change.
Discounted future net cash flows like those shown below are not intended to represent estimates of fair value. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated future changes in commodity prices, exchange rates, development and production costs as well as alternative discount factors representing the time value of money and adjustments for risk inherent in producing oil and gas.

	Australia	United States	Other (1)	Total
	US$M	US$M	US$M	US$M
Standardised measure
2021
Future cash inflows	8,948	13,437	1,561	23,946
Future production costs	(3,783)	(5,122)	(418)	(9,323)
Future development costs	(4,118)	(2,996)	(261)	(7,375)
Future income taxes (2)	706	(944)	(438)	(676)

Future net cash flows	1,753	4,375	444	6,572
Discount at 10 per cent per annum	(160)	(1,468)	(93)	(1,721)

Standardised measure	1,593	2,907	351	4,851

2020
Future cash inflows	11,526	12,997	1,660	26,183
Future production costs	(4,027)	(4,943)	(494)	(9,464)
Future development costs	(4,124)	(3,242)	(433)	(7,799)
Future income taxes (2)	(187)	(880)	(473)	(1,540)

Future net cash flows	3,188	3,932	260	7,380
Discount at 10 per cent per annum	(642)	(1,586)	(94)	(2,322)

Standardised measure	2,546	2,346	166	5,058

2019
Future cash inflows	18,292	18,076	1,807	38,175
Future production costs	(4,710)	(4,917)	(459)	(10,086)
Future development costs	(3,860)	(4,516)	(226)	(8,602)
Future income taxes (2)	(2,551)	(1,657)	(711)	(4,919)

Future net cash flows	7,171	6,986	411	14,568
Discount at 10 per cent per annum	(1,926)	(3,396)	(94)	(5,416)

Standardised measure	5,245	3,590	317	9,152

(1)	Other is primarily comprised of Algeria and Trinidad and Tobago.

(2)	Future income taxes include credits to be received as a result of oil and gas operations and the utilisation of future tax losses by the Group.
Changes in the Standardised measure are presented in the following table.

	2021	2020	2019
	US$M	US$M	US$M
Changes in the Standardised measure
Standardised measure at the beginning of the year	5,058	9,152	10,240
Revisions:
Prices, net of production costs	(175)	(5,633)	3,821
Changes in future development costs	(238)	330	(228)
Revisions of reserves quantity estimates (1)	(107)	(229)	1,268
Accretion of discount	678	1,313	1,178
Changes in production timing and other	360	(310)	(618)
	5,576	4,623	15,661

Sales of oil and gas, net of production costs	(2,901)	(2,980)	(5,029)

Acquisitions of reserves-in-place	462	–	–
Sales of reserves-in-place (2)	44	–	(1,489)
Previously estimated development costs incurred	1,075	1,005	545
Extensions, discoveries, and improved recoveries, net of future costs	17	145	(33)
Changes in future income taxes	578	2,265	(503)

Standardised measure at the end of the year	4,851	5,058	9,152

(1)	Changes in reserves quantities are shown in the Petroleum reserves tables in section 4.6.1.

(2)	Onshore US assets disposal in 2019.

Accounting for suspended exploratory well costs
Refer to note 11 ‘Property, plant and equipment’ in section 3.1 for a discussion of the accounting policy applied to the cost of exploratory wells. Suspended wells are also reviewed in this context.
The following table provides the changes to capitalised exploratory well costs that were pending the determination of proved reserves for the three years ended 30 June 2021, 30 June 2020 and 30 June 2019.

	2021	2020	2019
	US$M	US$M	US$M
Movement in capitalised exploratory well costs
At the beginning of the year	1,089	1,040	794
Additions to capitalised exploratory well costs pending the determination of proved reserves	7	120	297
Capitalised exploratory well costs charged to expense	(66)	–	(9)
Capitalised exploratory well costs reclassified to wells, equipment, and facilities based on the determination of proved reserves	–	(6)	(42)
Sale of suspended wells	–	(65)	–

At the end of the year	1,030	1,089	1,040

The following table provides an ageing of capitalised exploratory well costs, based on the date the drilling was completed, and the number of projects for which exploratory well costs has been capitalised for a period greater than one year since the completion of drilling.
Exploration activity typically involves drilling multiple wells, over a number of years, to fully evaluate and appraise a project. The term ‘project’ as used in this disclosure refers primarily to individual wells and associated exploratory activities.

	2021	2020	2019
	US$M	US$M	US$M
Ageing of capitalised exploratory well costs
Exploratory well costs capitalised for a period of one year or less	7	120	210
Exploratory well costs capitalised for a period greater than one year	1,023	969	830

At the end of the year	1,030	1,089	1,040

	2021	2020	2019
Number of projects that have been capitalised for a period greater than one year	15	14	13

Drilling and other exploratory and development activities
The number of crude oil and natural gas wells drilled and completed for each of the last three years was as follows:

	Net exploratory wells			Net development wells
	Productive	Dry	Total	Productive	Dry	Total	Total
Year ended 30 June 2021
Australia	–	–	–	1	–	1	1
United States (1)	–	–	–	1	–	1	1
Other (2)	–	1	1	1	–	1	2

Total	–	1	1	3	–	3	4

Year ended 30 June 2020
Australia	–	–	–	–	–	–	–
United States (1)	–	–	–	–	1	1	1
Other (2)	1	1	2	1	–	1	3

Total	1	1	2	1	1	2	4

Year ended 30 June 2019
Australia	–	–	–	1	–	1	1
United States (1)	1	–	1	33	–	33	34
Other (2)	4	2	6	–	–	–	6

Total	5	2	7	34	–	34	41

(1)	Includes Onshore US assets net productive development wells of nil (2020: nil; 2019: 33). Includes Onshore US assets net exploratory wells of nil for 2021, 2020 and 2019.

(2)	Other is primarily comprised of Algeria, Mexico and Trinidad and Tobago.
The number of wells drilled refers to the number of wells completed at any time during the respective year, regardless of when drilling was initiated. Completion refers to the installation of permanent equipment for production of oil or gas, or, in the case of a dry well, to reporting to the appropriate authority that the well has been abandoned.
An exploratory well is a well drilled to find oil or gas in a new field or to find a new reservoir in a field previously found to be productive of oil or gas in another reservoir. A development well is a well drilled within the limits of a known oil or gas reservoir to the depth of a stratigraphic horizon known to be productive.
A productive well is an exploratory, development or extension well that is not a dry well. Productive wells include wells in which hydrocarbons were encountered and the drilling or completion of which, in the case of exploratory wells, has been suspended pending further drilling or evaluation. A dry well (hole) is an exploratory, development, or extension well that proves to be incapable of producing either oil or gas in sufficient quantities to justify completion as an oil or gas well.
Oil and gas properties, wells, operations, and acreage
The following tables show the number of gross and net productive crude oil and natural gas wells and total gross and net developed and undeveloped oil and natural gas acreage as at 30 June 2021. A gross well or acre is one in which a working interest is owned, while a net well or acre exists when the sum of fractional working interests owned in gross wells or acres equals one. Productive wells are producing wells and wells mechanically capable of production. Developed acreage is comprised of leased acres that are within an area by or assignable to a productive well. Undeveloped acreage is comprised of leased acres on which wells have not been drilled or completed to a point that would permit the production of economic quantities of oil and gas, regardless of whether such acres contain proved reserves.
The number of productive crude oil and natural gas wells in which the Group held an interest at 30 June 2021 was as follows:

	Crude oil wells		Natural gas wells		Total
	Gross	Net	Gross	Net	Gross	Net
Australia	334	166	176	66	510	232
United States	55	27	–	–	55	27
Other (1)	61	23	8	4	69	27

Total	450	216	184	70	634	286

(1)	Other is primarily comprised of Algeria and Trinidad and Tobago.
Of the productive crude oil and natural gas wells, 131 (net: 60) operated wells had multiple completions.
Developed and undeveloped acreage (including both leases and concessions) held at 30 June 2021 was as follows:

	Developed acreage		Undeveloped acreage
Thousands of acres	Gross	Net	Gross	Net
Australia	2,423	897	391	148
United States	92	41	403	339
Other (1)(2)	160	67	3,394	3,104

Total	2,675	1,005	4,188	3,591

(1)	Developed acreage in Other primarily consists of Algeria and Trinidad and Tobago.

(2)	Undeveloped acreage in Other primarily consists of Barbados, Canada, Mexico and Trinidad and Tobago.
Approximately 139 thousand gross acres (22 thousand net acres), 386 thousand gross acres (241 thousand net acres) and 121 thousand gross acres (103 thousand net acres) of undeveloped acreage will expire in the years ending 30 June 2022, 2023 and 2024 respectively, if the Group does not establish production or take any other action to extend the terms of the licences and concessions.